Expense Example - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Consumer Staples Portfolio - VIP Consumer Staples Portfolio - Service Class 2	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073